Note 16	6 Months Ended
Jun. 30, 2023
Tangible Assets [Abstract]
Disclosure of tangible assets [Text Block]	Tangible assets
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type (Millions of Euros)
	June 2023	December 2022
Property, plant and equipment	8,613	8,441
For own use	8,080	7,911
Land and buildings	6,434	6,255
Work in progress	168	93
Furniture, fixtures and vehicles	6,140	5,833
Right to use assets	1,989	1,871
Accumulated depreciation	(6,455)	(5,920)
Impairment	(197)	(220)
Leased out under an operating lease	533	530
Assets leased out under an operating lease	578	582
Accumulated depreciation	(45)	(52)
Investment property	279	296
Building rental	227	242
Other	1	2
Right to use assets	232	213
Accumulated depreciation	(106)	(94)
Impairment	(76)	(67)
Total	8,892	8,737
Purchase of Tree Inversiones Inmobiliarias SOCIMI, S.A. (Tree) from Merlin Properties SOCIMI, S.A.
On June 15, 2022, BBVA acquired from Merlin Properties SOCIMI, S.A. the shares representing the entire share capital of Tree Inversiones Inmobiliarias SOCIMI, S.A (hereinafter “Tree”) for an amount of €1,987 million. This company has 662 properties leased to BBVA that were part of the set of properties that BBVA sold between 2009 and 2010 under a sale and leaseback agreement. Prior to that date, these properties were registered as "Rights of use" in the assets of the consolidated balance sheet of the BBVA Group under the headings "Tangible assets - Property, plant and equipment" and "Tangible assets - Investment property" of the consolidated balance sheet and that, in liabilities, the payment obligation was reflected under the heading "Financial liabilities at amortized cost – Other financial liabilities", in accordance with IFRS 16 Leases.
The Tree purchase transaction has been considered an asset purchase given that the Group has determined that it is not acquiring a set of activities that present elements that could constitute a business. After the closing of this transaction, the BBVA Group has once again become owner of the properties and recorded them at their acquisition price in the Group's Consolidated Financial Statements as of June 30, 2022. The assets acquired that are not used for the Bank's activity are recorded under the heading "Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale" (see Note 20).
The impact of the transaction amounted to €-201 million (losses net of taxes) which was registered under the headings "Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations” for an amount of €-134 million and “Tax expense or income related to profit or loss from continuing operations” for an amount of €-67 million from the consolidated income statement of the BBVA Group.